Matthews Pacific Tiger Active ETF	March 31, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 95.5%
	Shares	Value
China/Hong Kong: 31.3%
Tencent Holdings, Ltd.	79,400	$3,082,077
Meituan Class Bb,c,d	178,700	2,210,218
China Resources Beer Holdings Co., Ltd.	378,000	1,741,134
PetroChina Co., Ltd. H Shares	1,634,000	1,396,733
Contemporary Amperex Technology Co., Ltd. A Shares	49,500	1,287,065
China Merchants Bank Co., Ltd. A Shares	276,400	1,225,077
AIA Group, Ltd.	176,400	1,184,422
Alibaba Group Holding, Ltd. ADR	13,842	1,001,607
Ping An Insurance Group Co. of China, Ltd. H Shares	217,000	916,361
Trip.com Group, Ltd.[c]	20,202	891,046
Wanhua Chemical Group Co., Ltd. A Shares	77,700	860,967
Midea Group Co., Ltd. A Shares	95,100	845,898
KE Holdings, Inc. ADR	60,477	830,349
Sungrow Power Supply Co., Ltd. A Shares	58,300	828,682
Wuliangye Yibin Co., Ltd. A Shares	39,000	822,393
Shenzhen Inovance Technology Co., Ltd. A Shares	95,300	790,579
ANTA Sports Products, Ltd.	70,200	746,269
China International Capital Corp., Ltd. H Shares[b,d]	596,400	707,165
Innovent Biologics, Inc.[b,c,d]	134,000	645,478
JD.com, Inc. ADR	23,069	631,860
Airtac International Group	18,000	624,307
SUPCON Technology Co., Ltd. A Shares	94,611	604,122
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	14,400	555,123
Tencent Music Entertainment Group ADR[c]	44,846	501,827
Zhongji Innolight Co., Ltd. A Shares	20,800	443,165
New Oriental Education & Technology Group, Inc. ADR[c]	4,705	408,488
China Mengniu Dairy Co., Ltd.	22,000	47,224
Total China/Hong Kong		25,829,636

India: 20.2%
ICICI Bank, Ltd. ADR	88,972	2,349,750
Cummins India, Ltd.	44,204	1,593,337
Zomato, Ltd.[c]	657,370	1,435,294
Shriram Finance, Ltd.	49,098	1,389,420
Titan Co., Ltd.	29,636	1,350,920
Tata Motors, Ltd.	112,922	1,344,192
Indian Hotels Co., Ltd.	171,595	1,216,251
Mahindra & Mahindra, Ltd.	51,772	1,192,676
Tata Consultancy Services, Ltd.	21,055	978,574
DLF, Ltd.	82,054	882,497
Tata Consumer Products, Ltd.	61,714	811,137
Lupin, Ltd.	41,044	795,659
Power Grid Corp. of India, Ltd.	205,668	682,827
HDFC Bank, Ltd. ADR	11,170	625,185
Total India		16,647,719

Taiwan: 19.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	59,105	8,041,235
MediaTek, Inc.	25,000	906,151
Uni-President Enterprises Corp.	342,000	816,436
Wistron Corp.	214,000	805,756
Eclat Textile Co., Ltd.	43,000	734,951

	Shares	Value
Lite-On Technology Corp.	221,000	$731,982
ASE Technology Holding Co., Ltd.	149,000	721,640
Accton Technology Corp.	49,000	702,001
Alchip Technologies, Ltd.	7,000	692,268
E Ink Holdings, Inc.	78,000	553,252
ASPEED Technology, Inc.	3,000	312,153
Faraday Technology Corp.	23,733	248,057
Unimicron Technology Corp.	41,000	243,411
M31 Technology Corp.	6,000	240,911
Total Taiwan		15,750,204

South Korea: 15.8%
Samsung Electronics Co., Ltd.	64,119	3,848,331
Hyundai Motor Co.	11,038	1,943,180
SK Hynix, Inc.	14,428	1,909,801
HD Hyundai Electric Co., Ltd.	7,830	1,039,347
Samsung SDI Co., Ltd.	2,732	969,010
KB Financial Group, Inc.	18,192	949,970
Samsung Fire & Marine Insurance Co., Ltd.	3,626	832,263
LG Chem, Ltd.	1,998	653,014
Samsung Biologics Co., Ltd.[b,c,d]	845	522,849
Samsung C&T Corp.	3,525	419,203
Total South Korea		13,086,968

Indonesia: 2.7%
PT Bank Central Asia Tbk	1,842,000	1,170,492
PT Bank Mandiri Persero Tbk	2,419,000	1,106,134
Total Indonesia		2,276,626

Vietnam: 2.6%
FPT Corp.	283,900	1,340,782
Vietnam Dairy Products JSC	283,600	774,339
Total Vietnam		2,115,121

Thailand: 2.2%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	1,328,600	1,028,652
CP ALL Public Co., Ltd.	517,400	772,821
Total Thailand		1,801,473

Philippines: 1.0%
SM Investments Corp.	49,970	864,019
Total Philippines		864,019

Singapore: 0.6%
Sembcorp Industries, Ltd.	125,900	503,749
Total Singapore		503,749

TOTAL COMMON EQUITIES		78,875,515
(Cost $72,292,001)
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Matthews Pacific Tiger Active ETF	March 31, 2024
Schedule of Investmentsa (unaudited) (continued)
SHORT-TERM INVESTMENTS: 4.4%
	Shares	Value
Money Market Funds: 4.4%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.20%[e]	3,576,432	$3,576,432
(Cost $3,576,432)

Total Investments: 99.9%		82,451,947
(Cost $75,868,433)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.1%		123,024
Net Assets: 100.0%		$82,574,971

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2024, the aggregate value is $4,085,710, which is 4.95% of net assets.
c	Non-income producing security.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Rate shown is the current yield as of March 31, 2024.
ADR	American Depositary Receipt
JSC	Joint Stock Co.

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